united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	4/30

Date of reporting period:	10/31/25

Item 1. Reports to Stockholders.

(a)

Eagle Energy Infrastructure Fund

Class A Shares (EGLAX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eagle Energy Infrastructure Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at www.eaglemlpfund.com. You can also request this information by contacting us at 1-888-868-9501.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$83	1.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$203,885,638
Number of Portfolio Holdings	21
Advisory Fee (net of waivers)	$1,120,403
Portfolio Turnover	19%

Asset Weighting (% of total investments)

Value	Value
Mlp & Mlp Related Securities	99.6%
Money Market Funds	0.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Energy
94.2%
Utilities
3.2%
Money Market Funds
0.4%
Other Assets in Excess of Liabilities
2.2%

Value	Value
Other Assets in Excess of Liabilities	2.2%
Money Market Funds	0.4%
Utilities	3.2%
Energy	94.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	11.8%
Targa Resources Corporation	10.5%
Plains GP Holdings, L.P., Class A	9.0%
Cheniere Energy, Inc.	8.6%
DT Midstream, Inc.	6.4%
Kinder Morgan, Inc.	4.9%
Williams Companies, Inc. (The)	4.9%
TC Energy Corporation	4.8%
MPLX, L.P.	4.8%
Enterprise Products Partners, L.P.	4.8%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Eagle Energy Infrastructure Fund

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.eaglemlpfund.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-EGLAX

Eagle Energy Infrastructure Fund

Class C Shares (EGLCX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eagle Energy Infrastructure Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at www.eaglemlpfund.com. You can also request this information by contacting us at 1-888-868-9501.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$120	2.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$203,885,638
Number of Portfolio Holdings	21
Advisory Fee (net of waivers)	$1,120,403
Portfolio Turnover	19%

Asset Weighting (% of total investments)

Value	Value
Mlp & Mlp Related Securities	99.6%
Money Market Funds	0.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.2%
Money Market Funds	0.4%
Utilities	3.2%
Energy	94.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	11.8%
Targa Resources Corporation	10.5%
Plains GP Holdings, L.P., Class A	9.0%
Cheniere Energy, Inc.	8.6%
DT Midstream, Inc.	6.4%
Kinder Morgan, Inc.	4.9%
Williams Companies, Inc. (The)	4.9%
TC Energy Corporation	4.8%
MPLX, L.P.	4.8%
Enterprise Products Partners, L.P.	4.8%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Eagle Energy Infrastructure Fund

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.eaglemlpfund.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-EGLCX

Eagle Energy Infrastructure Fund

Class I Shares (EGLIX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eagle Energy Infrastructure Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at www.eaglemlpfund.com. You can also request this information by contacting us at 1-888-868-9501.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$70	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$203,885,638
Number of Portfolio Holdings	21
Advisory Fee (net of waivers)	$1,120,403
Portfolio Turnover	19%

Asset Weighting (% of total investments)

Value	Value
Mlp & Mlp Related Securities	99.6%
Money Market Funds	0.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.2%
Money Market Funds	0.4%
Utilities	3.2%
Energy	94.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	11.8%
Targa Resources Corporation	10.5%
Plains GP Holdings, L.P., Class A	9.0%
Cheniere Energy, Inc.	8.6%
DT Midstream, Inc.	6.4%
Kinder Morgan, Inc.	4.9%
Williams Companies, Inc. (The)	4.9%
TC Energy Corporation	4.8%
MPLX, L.P.	4.8%
Enterprise Products Partners, L.P.	4.8%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Eagle Energy Infrastructure Fund

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.eaglemlpfund.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-EGLIX

Eagle Energy Infrastructure Fund

Class N Shares (EGLNX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eagle Energy Infrastructure Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at www.eaglemlpfund.com. You can also request this information by contacting us at 1-888-868-9501.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N Shares	$63	1.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$203,885,638
Number of Portfolio Holdings	21
Advisory Fee (net of waivers)	$1,120,403
Portfolio Turnover	19%

Asset Weighting (% of total investments)

Value	Value
Mlp & Mlp Related Securities	99.6%
Money Market Funds	0.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.2%
Money Market Funds	0.4%
Utilities	3.2%
Energy	94.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	11.8%
Targa Resources Corporation	10.5%
Plains GP Holdings, L.P., Class A	9.0%
Cheniere Energy, Inc.	8.6%
DT Midstream, Inc.	6.4%
Kinder Morgan, Inc.	4.9%
Williams Companies, Inc. (The)	4.9%
TC Energy Corporation	4.8%
MPLX, L.P.	4.8%
Enterprise Products Partners, L.P.	4.8%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Eagle Energy Infrastructure Fund

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.eaglemlpfund.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-EGLNX

(b)       Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Class A Shares: EGLAX
Class C Shares: EGLCX
Class I Shares: EGLIX
Class N Shares: EGLNX

Semi-Annual Financial Statements
and Additional Information

October 31, 2025

EAGLE ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares		Fair Value
	MLP & MLP RELATED SECURITIES — 97.4%
	ELECTRIC UTILITIES - 3.2%
344,000	Hawaiian Electric Industries, Inc.(a)	$3,997,280
30,000	NextEra Energy, Inc.	2,442,000
		6,439,280
	GATHERING & PROCESSING - 13.9%
174,000	Antero Midstream Corporation	3,001,500
286,765	Hess Midstream, L.P., Class A	9,735,672
171,000	Kinetik Holdings, Inc.	6,585,210
102,421	Summit Midstream Corporation(a)	2,245,068
178,900	Western Midstream Partners, L.P.	6,703,383
		28,270,833
	LNG INFRASTRUCTURE - 8.6%
83,100	Cheniere Energy, Inc.	17,617,200

	PIPELINE-DIVERSIFIED – 21.0%
1,426,160	Energy Transfer, L.P.	24,002,273
316,500	Enterprise Products Partners, L.P.	9,745,035
135,800	ONEOK, Inc.	9,098,600
		42,845,908
	PIPELINE-NATURAL GAS – 21.0%
120,000	DT Midstream, Inc.	13,138,800
378,500	Kinder Morgan, Inc.	9,912,915
196,000	TC Energy Corporation	9,831,360
171,200	Williams Companies, Inc. (The)	9,907,344
		42,790,419
	PIPELINE-NGL INFRASTRUCTURE – 15.9%
273,000	Keyera Corporation	8,060,269
81,897	Pembina Pipeline Corporation	3,098,164
138,700	Targa Resources Corporation	21,365,347
		32,523,780
	PIPELINE-PETROLEUM - 9.0%
1,060,000	Plains GP Holdings, L.P., Class A	18,306,200

See accompanying notes to financial statements.

EAGLE ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Shares		Fair Value
	MLP & MLP RELATED SECURITIES — 97.4% (Continued)
	PIPELINES AND TRANSPORTATION - 4.8%
192,700	MPLX, L.P.	$9,781,452

	TOTAL MLP & MLP RELATED SECURITIES (Cost $132,766,014)	198,575,072

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
829,566	First American Government Obligations Fund, Class X, 4.03% (Cost $829,566)(b)	829,566

	TOTAL INVESTMENTS - 97.8% (Cost $133,595,580)	$199,404,638
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%	4,481,000
	NET ASSETS - 100.0%	$203,885,638

LNG	- Liquefied Natural Gas

L.P.	- Limited Partnership

MLP	- Master Limited Partnership

NGL	- Natural Gas Liquids

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2025.

See accompanying notes to financial statements.

Eagle Energy Infrastructure Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2025

ASSETS
Investments (cost $133,595,580)	$199,404,638
Receivable for securities sold	6,066,231
Dividends and interest receivable	934,570
Receivable for fund shares sold	164,140
Prepaid expenses and other assets	77,856
TOTAL ASSETS	206,647,435

LIABILITIES
Payable for investments purchased	2,020,516
Payable for fund shares redeemed	490,857
Investment advisory fees payable, net	181,431
Payable to related parties	25,381
Distribution (12b-1) fees payable	6,776
Accrued expenses and other liabilities	36,836
TOTAL LIABILITIES	2,761,797
NET ASSETS	$203,885,638

Net Assets Consist Of:
Paid in capital	$585,863,340
Accumulated deficit	(381,977,702)
NET ASSETS	$203,885,638

See accompanying notes to financial statements.

Eagle Energy Infrastructure Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)
October 31, 2025

Net Asset Value Per Share:
Class A Shares:
Net Assets	$12,259,272
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,260,183
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.73
Maximum offering price per share (maximum sales charge of 5.75%)	$10.32

Class C Shares:
Net Assets	$7,269,254
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	749,578
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.70

Class I Shares:
Net Assets	$140,439,330
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	14,429,375
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.73

Class N Shares:
Net Assets	$43,917,782
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,452,227
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.86

See accompanying notes to financial statements.

Eagle Energy Infrastructure Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2025

INVESTMENT INCOME
Dividend income (net, tax withholdings $86,327)	$6,349,835
Interest income	28,769
TOTAL INVESTMENT INCOME	6,378,604

EXPENSES
Investment advisory fees	1,404,995
Distribution (12b-1) Fees:
Class A	17,708
Class C	39,897
Administrative services fees	99,478
Third party administrative servicing fees	85,865
Registration fees	55,260
Transfer agent fees	42,550
Accounting services fees	38,905
Printing and postage expenses	21,381
Audit and tax fees	21,074
Legal fees	14,204
Compliance officer fees	11,548
Custodian fees	11,248
Trustees fees and expenses	9,076
Interest expense	3,519
Insurance expense	1,815
Other expenses	6,949
TOTAL EXPENSES	1,885,472
Less: Fees waived by the co-advisers	(284,592)
NET EXPENSES	1,600,880
NET INVESTMENT INCOME	4,777,724

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss:
Investments	(2,916,279)
Foreign currency transactions	(7,421)
Net realized loss	(2,923,700)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,188,672)
Foreign currency translations	2,200
Net change in unrealized depreciation	(4,186,472)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(7,110,172)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,332,448)

See accompanying notes to financial statements.

Eagle Energy Infrastructure Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2025	Year Ended
	(Unaudited)	April 30, 2025
FROM OPERATIONS
Net investment income	$4,777,724	$3,555,469
Net realized gain (loss) on investments and foreign currency transactions	(2,923,700)	2,559,165
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(4,186,472)	18,974,193
Net increase (decrease) in net assets resulting from operations	(2,332,448)	25,088,827

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(27,473)
Class C	—	(21,136)
Class I	—	(258,179)
Class N	—	(124,613)
Total distributions paid:
Class A	(360,057)	(454,434)
Class C	(180,837)	(277,890)
Class I	(4,139,623)	(4,735,595)
Class N	(1,291,173)	(1,825,297)
Net decrease in net assets resulting from distributions to shareholders	(5,971,690)	(7,724,617)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,676,623	11,865,790
Class C	451,426	2,225,776
Class I	43,164,997	122,988,990
Class N	332,773	4,527,847
Net asset value of shares issued in reinvestment of distributions:
Class A	347,711	459,740
Class C	155,185	261,487
Class I	3,651,531	4,321,251
Class N	315,026	465,125
Payments for shares redeemed:
Class A	(4,922,083)	(4,068,240)
Class C	(982,095)	(3,153,133)
Class I	(57,846,167)	(31,590,685)
Class N	(973,399)	(2,092,325)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(14,628,472)	106,211,623

TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,932,610)	123,575,833

NET ASSETS
Beginning of Period	226,818,248	103,242,415
End of Period	$203,885,638	$226,818,248

See accompanying notes to financial statements.

Eagle Energy Infrastructure Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	October 31, 2025	Year Ended
	(Unaudited)	April 30, 2025
Class A:
Shares Sold	161,960	1,127,002
Shares Reinvested	34,530	45,194
Shares Redeemed	(481,594)	(396,576)
Net increase (decrease) in shares of beneficial interest outstanding	(285,104)	775,620

Class C:
Shares Sold	43,731	227,444
Shares Reinvested	15,468	26,231
Shares Redeemed	(95,443)	(301,943)
Net decrease in shares of beneficial interest outstanding	(36,244)	(48,268)

Class I:
Shares Sold	4,171,695	11,784,429
Shares Reinvested	362,717	422,842
Shares Redeemed	(5,638,859)	(3,037,920)
Net increase (decrease) in shares of beneficial interest outstanding	(1,104,447)	9,169,351

Class N :
Shares Sold	31,861	410,683
Shares Reinvested	30,918	45,735
Shares Redeemed	(92,842)	(195,288)
Net increase (decrease) in shares of beneficial interest outstanding	(30,063)	261,130

See accompanying notes to financial statements.

Eagle Energy Infrastructure Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	October 31,		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	2025		April 30,		April 30,		April 30,		April 30,	April 30,
Class A	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of period	$10.12		$8.44		$7.04		$6.64		$4.89	$3.54
Activity from investment operations:
Net investment income (1)	0.22		0.20		0.20		0.17		0.12	0.10
Net realized and unrealized gain (loss) on investments	(0.33)		1.91		1.66		0.61		1.94	1.54
Total from investment operations	(0.11)		2.11		1.86		0.78		2.06	1.64
Less distributions from:
Net investment income	(0.28)		(0.40)		(0.26)		(0.19)		(0.17)	(0.24)
Return of capital	—		(0.03)		(0.20)		(0.19)		(0.14)	(0.05)
Total distributions	(0.28)		(0.43)		(0.46)		(0.38)		(0.31)	(0.29)
Net asset value, end of period	$9.73		$10.12		$8.44		$7.04		$6.64	$4.89
Total return (2)	(1.20	)% (10)	25.06%		27.20%		12.01%		42.99%	48.78%
Net assets, at end of period (000s)	$12,259		$15,639		$6,495		$5,225		$5,480	$5,031
Ratio of gross expenses to average net assets (3)(4)(9)	1.88	% (8)	1.92	% (7)	2.06	% (6)	1.98	% (5)	1.97%	2.10%
Ratio of net expenses to average net assets (4)(9)	1.65	% (8)	1.65	% (7)	1.66	% (6)	1.65	% (5)	1.65%	1.68%
Ratio of net investment income to average net assets (4)(9)	4.12	% (8)	1.96	% (7)	2.66	% (6)	2.43	% (5)	2.01%	2.67%
Portfolio Turnover Rate	19	% (10)	32%		41%		46%		26%	82%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the co-advisers not waived a portion of their fees, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the co-advisers.

(4)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests. Recognition of investment income by the Fund is affected by the timing and declaration of dividends by underlying investment companies in which the Fund invests.

(5)	Includes 0.00% for the year ended April 30, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the co-advisers.

(6)	Includes 0.01% for the year ended April 30, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the co-advisers.

(7)	Includes 0.00% for the year ended April 30, 2025 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the co-advisers.

(8)	Includes 0.00% for the six months ended October 31, 2025 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the co-advisers.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

Eagle Energy Infrastructure Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	October 31,		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	2025		April 30,		April 30,		April 30,		April 30,	April 30,
Class C	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of period	$10.09		$8.41		$7.02		$6.62		$4.88	$3.53
Activity from investment operations:
Net investment income (1)	0.18		0.13		0.15		0.10		0.07	0.07
Net realized and unrealized gain (loss) on investments	(0.33)		1.90		1.64		0.63		1.94	1.54
Total from investment operations	(0.15)		2.03		1.79		0.73		2.01	1.61
Less distributions from:
Net investment income	(0.24)		(0.33)		(0.23)		(0.17)		(0.15)	(0.21)
Return of capital	—		(0.02)		(0.17)		(0.16)		(0.12)	(0.05)
Total distributions	(0.24)		(0.35)		(0.40)		(0.33)		(0.27)	(0.26)
Net asset value, end of period	$9.70		$10.09		$8.41		$7.02		$6.62	$4.88
Total return (2)	(1.57	)% (10)	24.20%		26.21%		11.23%		41.84%	47.80%
Net assets, at end of period (000s)	$7,269		$7,929		$7,018		$6,797		$7,197	$6,484
Ratio of gross expenses to average net assets (3)(4)(9)	2.63	% (8)	2.67	% (7)	2.81	% (6)	2.73	% (5)	2.72%	2.84%
Ratio of net expenses to average net assets (4)(9)	2.40	% (8)	2.40	% (7)	2.41	% (6)	2.40	% (5)	2.40%	2.43%
Ratio of net investment income to average net assets (4)(9)	3.33	% (8)	1.30	% (7)	1.94	% (6)	1.48	% (5)	1.27%	1.65%
Portfolio Turnover Rate	19	% (10)	32%		41%		46%		26%	82%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the co-advisers not waived a portion of their fees, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the co-advisers.

(4)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests. Recognition of investment income by the Fund is affected by the timing and declaration of dividends by underlying investment companies in which the Fund invests.

(5)	Includes 0.00% for the year ended April 30, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the co-advisers.

(6)	Includes 0.01% for the year ended April 30, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the co-advisers.

(7)	Includes 0.00% for the year ended April 30, 2025 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the co-advisers.

(8)	Includes 0.00% for the six months ended October 31, 2025 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the co-advisers.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

Eagle Energy Infrastructure Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	October 31,		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	2025		April 30,		April 30,		April 30,		April 30,	April 30,
Class I	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of period	$10.13		$8.44		$7.04		$6.64		$4.89	$3.54
Activity from investment operations:
Net investment income (1)	0.22		0.22		0.22		0.17		0.13	0.12
Net realized and unrealized gain (loss) on investments	(0.33)		1.92		1.66		0.63		1.95	1.53
Total from investment operations	(0.11)		2.14		1.88		0.80		2.08	1.65
Less distributions from:
Net investment income	(0.29)		(0.42)		(0.27)		(0.21)		(0.18)	(0.25)
Return of capital	—		(0.03)		(0.21)		(0.19)		(0.15)	(0.05)
Total distributions	(0.29)		(0.45)		(0.48)		(0.40)		(0.33)	(0.30)
Net asset value, end of period	$9.73		$10.13		$8.44		$7.04		$6.64	$4.89
Total return (2)	(1.16	)% (10)	25.46%		27.52%		12.30%		43.35%	49.18%
Net assets, at end of period (000s)	$140,439		$157,299		$53,724		$45,738		$41,084	$37,561
Ratio of gross expenses to average net assets (3)(4)(9)	1.63	% (8)	1.67	% (7)	1.81	% (6)	1.73	% (5)	1.72%	1.86%
Ratio of net expenses to average net assets (4)(9)	1.40	% (8)	1.40	% (7)	1.41	% (6)	1.40	% (5)	1.40%	1.43%
Ratio of net investment income to average net assets (4)(9)	4.26	% (8)	2.19	% (7)	2.96	% (6)	2.52	% (5)	2.30%	3.04%
Portfolio Turnover Rate	19	% (10)	32%		41%		46%		26%	82%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the co-advisers not waived a portion of their fees, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the co-advisers.

(4)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests. Recognition of investment income by the Fund is affected by the timing and declaration of dividends by underlying investment companies in which the Fund invests.

(5)	Includes 0.00% for the year ended April 30, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the co-advisers.

(6)	Includes 0.01% for the year ended April 30, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the co-advisers.

(7)	Includes 0.00% for the year ended April 30, 2025 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the co-advisers.

(8)	Includes 0.00% for the six months ended October 31, 2025 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the co-advisers.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

Eagle Energy Infrastructure Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	October 31,		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	2025		April 30,		April 30,		April 30,		April 30,	April 30,
Class N	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of period	$10.25		$8.53		$7.10		$6.68		$4.91	$3.55
Activity from investment operations:
Net investment income (1)	0.23		0.24		0.24		0.18		0.14	0.13
Net realized and unrealized gain (loss) on investments	(0.33)		1.93		1.67		0.64		1.96	1.53
Total from investment operations	(0.10)		2.17		1.91		0.82		2.10	1.66
Less distributions from:
Net investment income	(0.29)		(0.42)		(0.27)		(0.21)		(0.18)	(0.25)
Return of capital	—		(0.03)		(0.21)		(0.19)		(0.15)	(0.05)
Total distributions	(0.29)		(0.45)		(0.48)		(0.40)		(0.33)	(0.30)
Net asset value, end of period	$9.86		$10.25		$8.53		$7.10		$6.68	$4.91
Total return (2)	(1.05	) (10)	25.54%		27.71%		12.52%		43.58%	49.31%
Net assets, at end of period (000s)	$43,918		$45,951		$36,005		$33,686		$36,853	$31,199
Ratio of gross expenses to average net assets (3)(4)(9)	1.63	% (8)	1.67	% (7)	1.81	% (6)	1.73	% (5)	1.72%	1.84%
Ratio of net expenses to average net assets (4)(9)	1.26	% (8)	1.26	% (7)	1.27	% (6)	1.26	% (5)	1.26%	1.29%
Ratio of net investment income to average net assets (4)(9)	4.44	% (8)	2.40	% (7)	3.11	% (6)	2.63	% (5)	2.39%	3.33%
Portfolio Turnover Rate	19	% (10)	32%		41%		46%		26%	82%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the co-advisers not waived a portion of their fees, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the co-advisers.

(4)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests. Recognition of investment income by the Fund is affected by the timing and declaration of dividends by underlying investment companies in which the Fund invests.

(5)	Includes 0.00% for the year ended April 30, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the co-advisers.

(6)	Includes 0.01% for the year ended April 30, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the co-advisers.

(7)	Includes 0.00% for the year ended April 30, 2025 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the co-advisers.

(8)	Includes 0.00% for the six months ended October 31, 2025 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the co-advisers.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

Eagle Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2025

1.	ORGANIZATION

The Eagle Energy Infrastructure Fund (the “Fund”) formerly known as “Eagle MLP Strategy Fund”, is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek total return from income and capital appreciation. The Fund commenced operations on September 14, 2012.

The Fund currently offers Class A, Class C, Class I and Class N shares. Class C, Class I and Class N shares are offered at (“NAV”). Class A shares are offered at NAV plus a maximum sales charge of 5.75%, depending on how much you invest, which may be waived by the co-advisers under certain circumstances. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures, minimum investment amounts, and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies set by the Trust and followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Fund has adopted FASB ASU 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Eagle Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2025

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional -sized bond positions known as “round lots”. The Fund may fair value a particular bond if a co-adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at NAV.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the

Eagle Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2025

closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Eagle Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Fund’s prospectus for a full listing of risks associated with these investments. The following tables summarize the inputs used as of October 31, 2025 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
MLP & MLP Related Securities	$198,575,072	$—	$—	$198,575,072
Short Term Investment	829,566	—	—	829,566
Total	$199,404,638	$—	$—	$199,404,638

The Fund did not hold any Level 2 or 3 securities during the period.

*	See Schedule of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Exchange Traded Notes – The Fund may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”) which are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the roughly ninety MLPs in existence, fifty are eligible for inclusion in the Alerian MLP Index, approximately two-thirds trade on the NYSE and the rest trade on the NASDAQ. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

Eagle Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2025

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distribution” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Allocation of Income, Expenses, Gains and Losses – Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Credit Facility – Effective July 29, 2024, the Fund entered into a revolving, uncommitted $150,000,000 line of credit with U.S. Bank National Association (the “Revolving Credit Agreement”) which expired on July 28, 2025. Effective July 28, 2025, the Fund entered into an amended and restated agreement, dated July 28, 2025, with a $150,000,000 line credit with U.S. Bank National Association (the “Amended and Restated Revolving Credit Agreement”) set to expire on July 27, 2026. Borrowings under the Amended and Restated Revolving Credit Agreement bear interest at Prime Rate minus 1% per month. There are no fees charged on the unused portion of the line of credit. For the six months ended May 1, 2025 through October 31, 2025, amounts outstanding to the Fund under the credit facility at no time were permitted to exceed $150,000,000.

Eagle Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2025

For the six months ended October 31, 2025, the interest expense was $3,519 for the Fund. There was no outstanding balance as of October 31, 2025. The average borrowings for the Fund for the period the line was drawn, May 1, 2025 through October 31, 2025, was $1,099,556 at an average borrowing rate of 6.46%. As of October 31, 2025, the effective borrowing interest rate was 6.50%.

Federal Income Taxes – The Fund intends to comply with the requirements of the Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for the open tax years 2022 – 2024, or expected to be taken in the Fund’s 2025 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended October 31, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, amounted to $41,779,737 and $57,472,612 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Princeton Fund Advisors, LLC and Eagle Global Advisors, LLC, serve as the Fund’s investment co-advisers (the “Co-Advisers”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Co-Advisers, under the oversight of the Board, direct the daily operations of the Fund and supervise the performance of administrative and professional services provided by others. As compensation for their services and the related expenses borne by the Co-Advisers, the Fund pays the Co-Advisers a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets. For the six months ended October 31, 2025, the Fund incurred advisory fees of $1,404,995.

Eagle Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2025

Pursuant to a written contract (the “Waiver Agreement”), the Co-Advisers have agreed, at least until August 31, 2026, to waive a portion of their advisory fee and have agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding expenses such as any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than a Co-Adviser))) do not exceed 1.65% per annum of Class A average daily net assets, 2.40% per annum of Class C average daily net assets, 1.40% per annum of Class I average daily net assets and 1.26% per annum of Class N average daily net assets (the “Expense Limitation”). For the six months ended October 31, 2025, the Co-Advisers waived expenses of $284,592 pursuant to the Waiver Agreement.

If the Co-Advisers waive any fees or reimburse any expenses pursuant to the Waiver Agreement, and the Fund’s operating expenses attributable to Class A, Class C, Class I and Class N shares, respectively, are subsequently less than the Expense Limitation, the Co-Advisers shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation and any expense limitation in effect at the time of recoupment. If the operating expenses attributable to the Class A, Class C, Class I and Class N shares subsequently exceed the Expense Limitation, the reimbursements shall be suspended. The Co-Advisers may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate the Waiver Agreement on 60 days’ written notice to the Co-Advisers.

The following amounts are subject to recapture by the Co-Advisers by the following dates:

April 30, 2026	April 30, 2027	April 30, 2028
$342,018	$417,998	$494,644

Distributor – The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act for each of its Class A and Class C shares (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00% of the average daily net assets attributable to Class A shares and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC ( the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Co-Advisers. Class I and Class N shares do not incur a 12b-1 fee. The Plans are compensation plans, which mean that compensation is provided regardless of 12b-1 expenses incurred.

Eagle Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2025

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of Class A shares, for the six months ended October 31, 2025, the Distributor received $44,450 from front-end sales charge of which $6,415 was retained by the Distributor or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the tax years ended October 31, 2024, and October 31, 2023 was as follows:

	Tax Year Ended	Tax Year Ended
	October 31, 2024	October 31, 2023
Ordinary Income	$7,293,216	$3,242,065
Long-Term Capital Gain	—	—
Return of Capital	431,401	2,490,425
	$7,724,617	$5,732,490

The components of accumulated earnings/(deficit) on a tax basis as of October 31, 2024, adjusted for activity through fiscal year end April 30, 2025, were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$11,149,811	$—	$—	$(427,231,734)	$—	$42,408,359	$(373,673,564)

The difference between book basis and tax basis unrealized appreciation, accumulated net realized losses from security transactions and undistributed net investment income is primarily attributable to tax adjustments for partnerships and the tax deferral of losses on wash sales. The unrealized appreciation in the table above includes unrealized foreign currency losses of $(2,200).

Eagle Energy Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2025

At the Fund’s tax year end of October 31, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$68,830,160	$361,594,771	$430,424,931	$4,449,150

Permanent book and tax differences, primarily attributable to tax adjustments for distributions in excess, resulted in reclassifications for the Fund for the fiscal year ended April 30, 2025, as follows:

Paid In	Accumulated
Capital	Deficit
$(431,401)	$431,401

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross
	Unrealized	Unrealized	Tax Net Unrealized
Tax Cost	Appreciation	(Depreciation)	Appreciation
$161,182,751	$67,900,611	$(29,678,724)	$38,221,887

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of the control of the fund, under section 2(a)(9) of the 1940 Act. As of October 31, 2025, National Financial Services held 35.1%, respectively, of the voting securities of the Fund and may be deemed to control the Fund.

8.	ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09, Income Taxes Topic 740 Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund management is evaluating the impacts of these changes on the Fund’s financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Eagle Energy Infrastructure Fund
Additional Information (Unaudited)
October 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Princeton Fund Advisors, LLC Adviser to Eagle Energy Infrastructure Fund*

In connection with the regular meeting held on June 25-26, 2025 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a co- investment advisory agreement (the “Co-Advisory Agreement”) between Eagle Global Advisors, LLC. (“EGA”) and Princeton Fund Advisors, LLC (“PFA”) (each an “Adviser” and together, “Co-Advisers”), and the Trust, with respect to the Eagle Energy Infrastructure Fund (“Eagle” or the “Fund”). In considering the approval of the Co-Advisory Agreement, the Board received materials specifically relating to the Co-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Co-Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Co- Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Co-Advisory Agreement.

Nature, Extent and Quality of Services

The Trustees observed that PFA was founded in 2011 with approximately $854 million in assets under management (“AUM”). The Trustees acknowledged that PFA researches and evaluates liquid alternative strategies and managers whose strategy can meet the requirements of a mutual fund or be modified to meet the requirements of a mutual fund to be made available for investors looking for non-traditional investment options. They noted that PFA develops its own alternative strategies to meet mutual fund standards when it determines there is a demand for such strategy. The Trustees reviewed the education and financial industry experience of the investment personnel responsible for servicing the Funds. They noted that PFA’s Chief Executive Officer had retired in the prior year and one of the compliance officers had been replaced with an experienced financial professional. The Trustees stated that they believed these changes did not

Eagle Energy Infrastructure Fund
Additional Information (Unaudited) (Continued)
October 31, 2025

have any negative effect on PFA’s services. The Trustees expressed their satisfaction with PFA’s intention to continue its current focus on risk management. They discussed PFA’s process for monitoring compliance with each Fund’s investment limitations, by reviewing diversification and liquidity requirements, and maintaining and reviewing a compliance tracking system of items. The Trustees noted that PFA selected broker-dealers based on its best execution policy with a focus on certain factors including, but not limited to, execution efficiency and timing, the viability of the broker-dealer and responsiveness. They considered PFA’s cybersecurity protocols and its use of a third-party service provider to monitor its technology infrastructure. They noted that PFA reported no cyber security incidents in the past year, or any material enhances in its program, and that PFA carries cybersecurity insurances and has policies to cover protocols for employee cyber training, dual authentication, frequent password changes, incoming and outgoing email, and anti-virus software. The Trustees noted that PFA does not utilize artificial intelligence in its investment process. The Trustees acknowledged that the Securities and Exchange Commission had issued a deficiency letter to PFA in September 2024 related to a private fund it manages and unrelated to its mutual funds, which was addressed by PFA. They further noted PFA had no material compliance issues or litigation issues since the previous advisory agreement approval. The Trustees concluded that they expect PFA to continue providing high quality services to the Funds and their shareholders.

Performance. The Trustees noted that Eagle has approximately $242 million in AUM and had raised $138 million from the prior year. They further noted the Fund received a four-start fund rating in the energy limited partner area by Morningstar. The Trustees acknowledged the Fund had generated 4% income. The Trustees noted the Sortino ratios and standard deviation indicated that the Fund has performed well. The Trustees concluded that PFA should be retained as the adviser for the Fund.

Fees and Expenses. The Trustees noted that the advisory fee of 1.25% with respect to the Fund ranked in the 79th percentile in its Broadridge generated peer group. They further noted that the advisory fee was higher than the Fund’s peer group and Morningstar category medians and averages but there were three funds in the peer group that maintained the same advisory fee of 1.25%. The Trustees acknowledged that PFA agreed that it would continue to have an expense limitation in place for the Fund. The Trustees concluded that the Fund’s advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether PFA had realized economies of scale in connection with its management of the Fund. The Trustees noted that PFA did not have breakpoints in its advisory fee for the Fund. The Trustees agreed that in light of the expense limitation agreements in place and PFA’s perceived capacity limitations on the potential size of the Funds, the absence of breakpoints was acceptable.

Profitability. The Trustees reviewed the information provided by PFA regarding the profitability analysis in terms of absolute dollars and as a percentage of revenue, with respect to its management of the Fund. They considered that the Fund had an estimated profitability. The Trustees agreed that PFA’s profitability with respect to the Fund was not excessive.

Eagle Energy Infrastructure Fund
Additional Information (Unaudited) (Continued)
October 31, 2025

Conclusion. Having requested and received such information from PFA and EGA as the Trustees believed to be reasonably necessary to evaluate the terms of the Co-Advisory Agreement, and as assisted by the advice of legal counsel, the Trustees concluded that the approval of the Co-Advisory Agreement between NLFT, PFA and EGA on behalf of Eagle, was in the best interests of the Fund and the Fund’s respective shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Eagle Global Advisors, LLC Co-Adviser to Eagle Energy Infrastructure Fund*

In connection with the regular meeting held on June 25-26, 2025 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a co-investment advisory agreement (the “Co-Advisory Agreement”) between Eagle Global Advisors, LLC. (“EGA”) and Princeton Fund Advisors, LLC (“Princeton”) (each an “Adviser” and together, “Co-Advisers”), and the Trust, with respect to the Eagle Energy Infrastructure Fund (the “Fund”). In considering the re-approval of the Co-Advisory Agreement, the Board received materials specifically relating to the Co-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Co-Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Co- Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Co-Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees observed that Eagle Global Advisors was founded in 1996 and with approximately $2.9 billion in assets under management (“AUM”). They further noted that EGA provides asset management services with strategies in U.S. Global Equities, MLP, Energy and Renewable Infrastructure. The Trustees reviewed the education and financial industry experience of the investment personnel that would be responsible for the co-advisory services provided to the Fund. The Trustees noted that EGA conducts fundamental research of midstream energy infrastructure companies and MLP related securities factoring in market capitalization, liquidity, growth, credit rating, source of qualifying income and business focus. The Trustees further noted that EGA evaluates investment candidates, looking at companies with strong, stable, and sustainable business model, with limited or no commodity price exposure, a strong balance sheet, established management commitments, and are attractively valued. The Trustees acknowledged that EGA carries cybersecurity insurance, reported no cybersecurity incidents over the past year, has not made additional enhancements over the past year but continues to engage a third-party service provider to continually monitor its network and security operations center. The Trustees noted that the Securities and Exchange Commission commenced an examination of EGA in March 2025 that is still ongoing, but there were no material compliance or litigation issues since the previous co-advisory contract approval.

Eagle Energy Infrastructure Fund
Additional Information (Unaudited) (Continued)
October 31, 2025

The Trustees concluded that EGA is well suited to manage the Fund’s investment strategy and expects them to continue providing quality services to the Fund.

Performance. The Trustees noted that the Fund has approximately $242 million in AUM and had raised $138 million from the prior year. They further noted the Fund received a four-start fund rating in the energy limited partner area by Morningstar. The Trustees acknowledged the Fund had generated 4% income. The Trustees noted the Sortino ratios and standard deviation indicated that the Fund has performed well. The Trustees concluded that EGA should be retained as the co-adviser for the Fund.

Fees and Expenses. The Trustees noted that the advisory fee of 1.25% with respect to the Fund ranked in the 79th percentile in its Broadridge generated peer group. They further noted that the advisory fee was higher than the Fund’s peer group and Morningstar category medians and averages but there were three funds in the peer group that maintained the same advisory fee of 1.25%. The Trustees acknowledged that EGA agreed that it would continue to have an expense limitation in place for the Fund. The Trustees concluded that the Fund’s advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether EGA had realized economies of scale in connection with its management of the Funds. The Trustees noted that EGA did not have breakpoints in its advisory fee for the Fund. The Trustees agreed that in light of the expense limitation agreements in place and EGA’s perceived capacity limitations on the potential size of the Fund, the absence of breakpoints was acceptable.

Profitability. The Trustees reviewed the information provided by EGA regarding the profitability analysis in terms of absolute dollars and as a percentage of revenue, with respect to its management of the Fund. They considered that the Fund was profitable. The Trustees agreed that EGA’s profitability with respect to the Fund was not excessive.

Conclusion. Having requested and received such information from EGA as the Trustees believed to be reasonably necessary to evaluate the terms of the Co-Advisory Agreement, and as assisted by the advice of legal counsel, the Trustees concluded that approval of the continuation of Co-Advisory Agreement was in the best interests of shareholders of the Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-868-9501, by visiting the Fund’s website eaglemlpfund.com, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-868-9501.

INVESTMENT CO-ADVISERS
Princeton Fund Advisors, LLC
1580 Lincoln Street, Suite 680
Denver, CO 80203

Eagle Global Advisors, LLC
1330 Post Oak Blvd, Suite 3000
Houston, TX 77056

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b)       Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	01/08/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	01/08/2026

By (Signature and Title)
/s/ James Colantino
James Colantino, Principal Financial Officer/Treasurer

Date	01/08/2026